Intangible Assets, Net - Schedule of Estimated Annual Amortization Expenses for Intangible Assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)
Schedule of Estimated Annual Amortization Expenses for Intangible Assets [Abstract]
2025 (July – December)	$ 4	¥ 29
2026
Amortization expenses for intangible assets	$ 4	¥ 29	$ 9	¥ 62